Basis of Presentation and General Information - Summary of Companies Subsidiaries Included in the Consolidated Financial Statements (Detail)	12 Months Ended
Dec. 31, 2024 t
Drybulk International Trading and Shipping Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of Incorporation	Apr. 07, 2022
Name of Vessel Owned by Subsidiary	Eco Bushfire
Dead Weight Tonnage ("dwt")	32,000
Acquisition Date	Sep. 21, 2022
Raw Commodities Exports Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of Incorporation	Apr. 07, 2022
Name of Vessel Owned by Subsidiary	Eco Angelbay
Dead Weight Tonnage ("dwt")	32,000
Acquisition Date	Oct. 19, 2022
Crude Oil Services International Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of Incorporation	Jun. 07, 2023
Name of Vessel Owned by Subsidiary	Afrapearl II
Dead Weight Tonnage ("dwt")	115,804
Acquisition Date	Jul. 14, 2023
Spitfire Dragon Transport Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of Incorporation	Oct. 04, 2024
Name of Vessel Owned by Subsidiary	Eco Spitfire
Dead Weight Tonnage ("dwt")	33,664
Acquisition Date	May 10, 2024